SHAREHOLDERS' EQUITY (Details Narrative) (USD $)	12 Months Ended				12 Months Ended									12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended					2 Months Ended						0 Months Ended				3 Months Ended	0 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Sep. 30, 2008	Jul. 31, 2004	Aug. 31, 2014 Warrants [Member]	Aug. 31, 2013 Warrants [Member]	Jun. 30, 2011 Warrants [Member]	Jan. 31, 2011 Warrants [Member]	Nov. 10, 2010 Warrants [Member]	Aug. 31, 2014 2008 Stock Option Plan [Member]	Feb. 15, 2012 2008 Stock Option Plan [Member]	May 31, 2011 2008 Stock Option Plan [Member]	Sep. 30, 2008 2008 Stock Option Plan [Member]	Aug. 31, 2014 Lower Range [Member]	Aug. 31, 2014 Upper Range [Member]	Oct. 01, 2013 Jack Lifton, Director [Member]	Aug. 31, 2014 Board of Director Members [Member]	Dec. 08, 2013 Stock Options [Member]	Feb. 28, 2014 Stock Options [Member]	Mar. 19, 2014 Stock Options [Member] Consultant [Member]	Feb. 19, 2014 Stock Options [Member] Consultant [Member]	Jan. 10, 2014 Stock Options [Member] Consultant [Member]	Nov. 25, 2013 Stock Options [Member] Consultant [Member]	Sep. 02, 2013 Stock Options [Member] Consultant [Member]	Aug. 31, 2014 Stock Options [Member] Consultant [Member]	May 31, 2014 Stock Options [Member] Consultant [Member]	Aug. 31, 2014 Stock Options [Member] Consultant [Member] Lower Range [Member]	May 31, 2014 Stock Options [Member] Consultant [Member] Lower Range [Member]	Aug. 31, 2014 Stock Options [Member] Consultant [Member] Upper Range [Member]	May 31, 2014 Stock Options [Member] Consultant [Member] Upper Range [Member]	Dec. 08, 2013 Stock Options [Member] Mr. Marchese [Member]	Dec. 08, 2013 Stock Options [Member] Dr. Pingitore [Member]	Mar. 03, 2014 Stock Options [Member] Board of Director Members [Member]	Dec. 08, 2013 Stock Options [Member] Board of Director Members [Member]	Aug. 31, 2014 Stock Options [Member] Board of Director Members [Member]	Mar. 03, 2014 Stock Options [Member] Board of Director Members [Member] Lower Range [Member]	Mar. 03, 2014 Stock Options [Member] Board of Director Members [Member] Upper Range [Member]
Common stock, shares authorized	100,000,000	100,000,000	100,000	25,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Stock based compensation	$ 767,000															$ 47,000	$ 210,000		$ 380,000	$ 10,500	$ 20,500	$ 10,500	$ 5,000		$ 12,000	$ 12,000									$ 43,000
Options granted	1,090,000															100,000		760,000		25,000	50,000	25,000	10,000	60,000	30,000	30,000					240,000	160,000		60,000
Exercise price of options granted														$ 0.30	$ 1.00	$ 0.50		$ 0.50		$ 0.41	$ 0.41	$ 0.42	$ 0.50	$ 0.30	$ 0.30	$ 0.30
Repricing of options previously granted	$ 0.69									$ 0.70																							$ 0.45
Stock options outstanding	4,965,000									4,795,000																							3,185,000
Stock options, vested and exercisable	3,971,022
Stock options expected term																5 years		10 years		5 years	5 years	5 years	5 years	5 years	5 years	5 years
Vesting terms																Vest Immediately				Vest Immediately	Vest Immediately	Vest Immediately	Vest Immediately	Vest 1/6 at the end of each month of consulting services	Vest Immediately	Vest Immediately
Vesting period																								6 months
Total value of options to be expensed																																			249,000
Fair Value estimation method																Black-Scholes		Black-Scholes		Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes							Black-Scholes
Expected dividend yield																0.00%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%							0.00%
Risk-free interest rate																1.10%		2.88%		1.56%	2.88%	2.88%	1.37%	1.62%			1.62%	1.54%	1.76%	1.74%						0.39%	2.60%
Expected volatility																302.00%		297.00%		289.00%	291.00%	293.00%	298.00%	303.00%			281.00%	284.00%	286.00%	288.00%						158.00%	883.00%
Expected life					5 years											5 years		10 years		5 years	5 years	5 years	5 years	5 years	5 years	5 years										2 years	9 years 9 months
Fair value of options																								$ 16,000
Monthly expense amount to be recognized																								2,700
Annual compensation																10,000
In-person board meeting compensation																1,000
Telephonic board meeting compensation																500
Committee board meeting compensation																500
Annual cash compensation to consultant																						5,000
Common stock, shares outstanding	37,036,916	37,036,916
Warrants outstanding	9,587,000				9,587,000	9,587,000	7,432,000	1,905,000	250,000
Fair value of warrants, recorded in APIC							$ 2,236,000	$ 944,000	$ 479,998
Exercise price of warrants					$ 2.57	$ 2.57								$ 2.50	$ 5.00
Shares authorized to be granted											7,000,000	5,000,000	2,000,000
Shares available for issuance	2,205,000									2,205,000